Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of expenses by nature

	2025	2024	2023

Payroll (i)	(1,370,361)	(1,236,666)	(1,149,225)
Hospital and medical agreements	(80,449)	(94,583)	(86,151)
Depreciation and amortization	(373,344)	(333,341)	(289,511)
Lease expenses	(12,617)	(11,207)	(10,871)
Utilities	(24,722)	(22,730)	(20,403)
Maintenance	(134,156)	(127,777)	(105,919)
Share-based compensation	(15,318)	(32,424)	(31,535)
Tax expenses	(12,091)	(12,105)	(14,447)
Sales and marketing	(114,803)	(85,469)	(74,140)
Allowance for expected credit losses	(57,090)	(60,894)	(74,552)
Travel expenses	(26,144)	(20,345)	(16,098)
Consulting fees	(32,645)	(46,022)	(62,630)
Other	(230,310)	(201,361)	(189,015)
	(2,484,050)	(2,284,924)	(2,124,497)
Cost of services	(1,313,895)	(1,215,603)	(1,109,813)
Selling, general and administrative expenses	(1,113,065)	(1,008,427)	(940,132)
Allowance for expected credit losses	(57,090)	(60,894)	(74,552)